Share-Based Payments - Summary of Valuations of Options Approved and Granted (Details) - $ / shares	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Series 37
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Financial year of grant	2018
Exercise/Loan price per share	$ 2.23
Share price at acceptance date	$ 2.02
Expected share price volatility	52.21%
Expected life after factoring	5 years 9 months 18 days
Dividend yield	0.00%
Risk-free interest rate	2.22%
Series 38
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Financial year of grant	2018
Exercise/Loan price per share	$ 1.54
Share price at acceptance date	$ 1.37
Expected share price volatility	52.04%
Expected life after factoring	5 years 9 months 18 days
Dividend yield	0.00%
Risk-free interest rate	2.41%
Series 38 A
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Financial year of grant	2018
Exercise/Loan price per share	$ 1.40
Share price at acceptance date	$ 1.37
Expected share price volatility	52.56%
Expected life after factoring	5 years 9 months 18 days
Dividend yield	0.00%
Risk-free interest rate	2.27%
Series 39
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Financial year of grant	2018
Exercise/Loan price per share	$ 1.94
Share price at acceptance date	$ 1.34
Expected share price volatility	52.49%
Expected life after factoring	5 years 10 months 24 days
Dividend yield	0.00%
Risk-free interest rate	2.16%
Series 39 A
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Financial year of grant	2018
Exercise/Loan price per share	$ 1.76
Share price at acceptance date	$ 1.34
Expected share price volatility	52.49%
Expected life after factoring	5 years 10 months 24 days
Dividend yield	0.00%
Risk-free interest rate	2.16%
Series 40
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Financial year of grant	2018
Exercise/Loan price per share	$ 1.41
Share price at acceptance date	$ 1.32
Expected share price volatility	52.35%
Expected life after factoring	5 years 9 months 18 days
Dividend yield	0.00%
Risk-free interest rate	2.43%
Series 40 A
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Financial year of grant	2018
Exercise/Loan price per share	$ 1.28
Share price at acceptance date	$ 1.32
Expected share price volatility	52.35%
Expected life after factoring	5 years 9 months 18 days
Dividend yield	0.00%
Risk-free interest rate	2.43%
Series 34b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Financial year of grant		2017
Exercise/Loan price per share		$ 2.82
Share price at acceptance date		$ 1.24
Expected share price volatility		51.13%
Expected life after factoring		4 years 7 months 6 days
Dividend yield		0.00%
Risk-free interest rate		2.16%
Series 36
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Financial year of grant		2017
Exercise/Loan price per share		$ 1.33
Share price at acceptance date		$ 2.32
Expected share price volatility		51.63%
Expected life after factoring		5 years 6 months
Dividend yield		0.00%
Risk-free interest rate		2.15%
Series 36a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Financial year of grant		2017
Exercise/Loan price per share		$ 1.21
Share price at acceptance date		$ 2.32
Expected share price volatility		51.63%
Expected life after factoring		5 years 6 months
Dividend yield		0.00%
Risk-free interest rate		2.15%
Series 36b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Financial year of grant		2017
Exercise/Loan price per share		$ 1.67
Share price at acceptance date		$ 2.32
Expected share price volatility		51.63%
Expected life after factoring		5 years 7 months 6 days
Dividend yield		0.00%
Risk-free interest rate		2.15%
Series 32
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Financial year of grant			2016
Exercise/Loan price per share			$ 4.22
Share price at acceptance date			$ 3.87
Expected share price volatility			40.38%
Expected life after factoring			5 years 2 months 12 days
Dividend yield			0.00%
Risk-free interest rate			2.22%
Series 33
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Financial year of grant			2016
Exercise/Loan price per share			$ 4.07
Share price at acceptance date			$ 3.19
Expected share price volatility			40.38%
Expected life after factoring			5 years 1 month 6 days
Dividend yield			0.00%
Risk-free interest rate			2.00%
Series 34
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Financial year of grant			2016
Exercise/Loan price per share			$ 2.82
Share price at acceptance date			$ 2.41
Expected share price volatility			53.33%
Expected life after factoring			5 years
Dividend yield			0.00%
Risk-free interest rate			2.13%
Series 34a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Financial year of grant			2016
Exercise/Loan price per share			$ 2.76
Share price at acceptance date			$ 2.41
Expected share price volatility			53.33%
Expected life after factoring			5 years 1 month 6 days
Dividend yield			0.00%
Risk-free interest rate			2.13%
Series 35
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Financial year of grant			2016
Exercise/Loan price per share			$ 2.22
Share price at acceptance date			$ 1.05
Expected share price volatility			53.33%
Expected life after factoring			3 years
Dividend yield			0.00%
Risk-free interest rate			1.65%